NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
November 30, 2023 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Communications - 1.7%
Internet Media & Services - 0.7%
Zillow Group, Inc. - Class A (a)	12,330	$ 485,679

Telecommunications - 1.0%
PLDT, Inc.	29,216	675,766

Consumer Discretionary - 5.2%
Automotive - 0.8%
BorgWarner, Inc.	15,301	515,491

Consumer Services - 3.0%
Stride, Inc. (a)	33,677	2,040,153

Home & Office Products - 1.4%
Steelcase, Inc. - Class A	77,405	952,855

Consumer Staples - 4.5%
Beverages - 1.0%
Vita Coco Company, Inc. (The) (a)	23,677	664,377

Food - 3.5%
Danone S.A. - ADR	159,990	2,067,071
Hain Celestial Group, Inc. (The) (a)	24,504	259,007
		2,326,078
Energy - 7.0%
Renewable Energy - 7.0%
Ameresco, Inc. - Class A (a)	12,518	375,039
Brookfield Renewable Corporation - Class A	31,868	845,777
First Solar, Inc. (a)	12,122	1,912,609
Sunrun, Inc. (a)	30,683	395,811
Vestas Wind Systems A/S - ADR (a)	124,744	1,142,655
		4,671,891

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Financials - 4.3%
Asset Management - 1.8%
Sanlam Ltd. - ADR	166,190	$ 1,203,216

Banking - 2.5%
Amalgamated Financial Corporation	79,716	1,674,036

Health Care - 14.2%
Biotech & Pharma - 9.8%
Daiichi Sankyo Company Ltd. - ADR	36,209	981,626
Gilead Sciences, Inc.	27,847	2,133,080
Moderna, Inc. (a)	7,163	556,565
Organon & Company	34,281	388,061
Vertex Pharmaceuticals, Inc. (a)	6,995	2,481,896
		6,541,228
Medical Equipment & Devices - 4.4%
Hologic, Inc. (a)	20,702	1,476,052
Thermo Fisher Scientific, Inc.	2,922	1,448,611
		2,924,663
Industrials - 15.8%
Commercial Support Services - 2.8%
AMN Healthcare Services, Inc. (a)	15,460	1,048,188
Schnitzer Steel Industries, Inc. - Class A	31,354	803,603
		1,851,791
Electrical Equipment - 2.6%
Schneider Electric SE - ADR	47,700	1,754,406

Engineering & Construction - 7.6%
AECOM	25,785	2,291,255
Stantec, Inc.	37,951	2,814,826
		5,106,081
Machinery - 2.8%
Mueller Water Products, Inc. - Series A	47,213	627,461
Xylem, Inc.	11,539	1,213,095
		1,840,556

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Materials - 6.3%
Chemicals - 1.5%
Chr. Hansen Holding A/S - ADR	49,921	$ 997,422

Construction Materials - 2.6%
Carlisle Companies, Inc.	6,111	1,713,585

Containers & Packaging - 1.2%
Brambles Ltd. - ADR	47,962	839,815

Forestry, Paper & Wood Products - 1.0%
Sylvamo Corporation	13,365	671,992

Real Estate - 5.0%
Real Estate Owners & Developers - 0.7%
City Developments Ltd. - ADR	102,422	475,238

REITs - 4.3%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,927	1,015,053
Iron Mountain, Inc.	28,656	1,838,282
		2,853,335
Technology - 27.6%
Semiconductors - 7.1%
Infineon Technologies AG - ADR	39,907	1,544,401
STMicroelectronics N.V. - ADR	30,006	1,423,485
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	18,559	1,805,976
		4,773,862
Software - 11.7%
Autodesk, Inc. (a)	2,826	617,283
Duolingo, Inc. (a)	4,257	903,718
Fortinet, Inc. (a)	27,084	1,423,535
Palo Alto Networks, Inc. (a)	9,052	2,671,155
Splunk, Inc. (a)	14,380	2,179,145
		7,794,836
Technology Hardware - 2.3%
Apple, Inc.	8,044	1,527,958

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.6% (Continued)	Shares	Value
Technology - 27.6% (Continued)
Technology Services - 6.5%
International Business Machines Corporation	17,271	$ 2,738,490
Wolters Kluwer N.V. - ADR	11,790	1,619,592
		4,358,082
Utilities - 1.0%
Gas & Water Utilities - 1.0%
California Water Service Group	13,134	664,186

Total Common Stocks (Cost $59,165,357)		$ 61,898,578

MONEY MARKET FUNDS - 7.3%	Shares	Value
First American Government Obligations Fund - Class X, 5.29% (b)	3,233,018	$ 3,233,018
First American Treasury Obligations Fund - Class X, 5.28% (b)	1,674,906	1,674,906
Total Money Market Funds (Cost $4,907,924)		$ 4,907,924

Investments at Value - 99.9% (Cost $64,073,281)		$ 66,806,502

Other Assets in Excess of Liabilities - 0.1%		76,554

Net Assets - 100.0%		$ 66,883,056

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2023.